Aptus Large Cap Enhanced Yield ETF
Schedule of Investments
January 31, 2025 (Unaudited)

COMMON STOCKS - 85.1%	Shares	Value
Basic Materials - 1.4%
Air Products and Chemicals, Inc.	1,080	$362,081
Albemarle Corporation	344	28,961
Dow, Inc.	3,821	149,210
DuPont de Nemours, Inc.	1,501	115,277
Ecolab, Inc.	1,444	361,274
Freeport-McMoRan, Inc.	5,241	187,890
Linde PLC	1,918	855,658
LyondellBasell Industries NV - Class A	1,089	82,437
Newmont Corporation	2,550	108,936
Nucor Corporation	912	117,128
PPG Industries, Inc.	810	93,458
Sherwin-Williams Company	1,191	426,569
Southern Copper Corporation	1,978	181,214
		3,070,093

Communications - 14.2%
Airbnb, Inc. - Class A (a)	1,890	247,911
Alphabet, Inc. - Class A	42,179	8,605,360
Amazon.com, Inc. (a)	35,002	8,319,275
Arista Networks, Inc. (a)	4,512	519,918
AT&T, Inc.	26,888	638,052
Booking Holdings, Inc.	98	464,281
CDW Corporation	394	78,461
Charter Communications, Inc. - Class A (a)	606	209,367
Cisco Systems, Inc.	16,288	987,053
Comcast Corporation - Class A	16,290	548,321
Corning, Inc.	2,786	145,095
eBay, Inc.	1,696	114,446
MercadoLibre, Inc. (a)	31	59,588
Meta Platforms, Inc. - Class A	8,513	5,866,989
Motorola Solutions, Inc.	591	277,327
Netflix, Inc. (a)	1,667	1,628,259
Palo Alto Networks, Inc. (a)	2,268	418,264
T-Mobile US, Inc.	1,745	406,533
Trade Desk, Inc. - Class A (a)	1,766	209,589
Uber Technologies, Inc. (a)	5,834	390,003
VeriSign, Inc. (a)	314	67,510
Verizon Communications, Inc.	16,513	650,447
Walt Disney Company	7,027	794,473
Warner Bros Discovery, Inc. (a)	7,948	82,977
		31,729,499

Consumer, Cyclical - 7.8%
Aptiv PLC (a)	895	55,866
AutoZone, Inc. (a)	59	197,662
Carnival Corporation (a)	4,050	112,064
Casey's General Stores, Inc.	70	29,524
Chipotle Mexican Grill, Inc. (a)	3,954	230,716
Copart, Inc. (a)	3,559	206,173
Costco Wholesale Corporation	1,712	1,677,555
Cummins, Inc.	413	147,131
Delta Air Lines, Inc.	2,031	136,625
Dollar General Corporation	667	47,397
Dollar Tree, Inc. (a)	666	48,851
DR Horton, Inc.	1,209	171,557
Fastenal Company	1,910	139,888
Ferguson Enterprises, Inc.	647	117,185
Ford Motor Company	14,582	146,987
General Motors Company	4,932	243,937
Genuine Parts Company	394	45,803
Hilton Worldwide Holdings, Inc.	915	234,304
Home Depot, Inc.	4,050	1,668,519
Las Vegas Sands Corporation	2,561	117,371
Lennar Corporation - Class A	931	122,184
Live Nation Entertainment, Inc. (a)	674	97,514
Lowe's Companies, Inc.	2,462	640,218
Lululemon Athletica, Inc. (a)	401	166,094
Marriott International, Inc. - Class A	1,092	317,324
McDonald's Corporation	2,846	821,640
Millrose Properties, Inc. (a)	462	9,517
Mobileye Global, Inc. - Class A (a)	2,546	42,073
NIKE, Inc. - Class B	4,879	375,195
O'Reilly Automotive, Inc. (a)	280	362,438
PACCAR, Inc.	2,747	304,587
Pool Corporation	80	27,540
PulteGroup, Inc.	379	43,123
Ross Stores, Inc.	1,709	257,307
Royal Caribbean Cruises, Ltd.	846	225,544
Southwest Airlines Company	1,739	53,405
Starbucks Corporation	4,462	480,468
Target Corporation	1,676	231,137
Tesla, Inc. (a)	10,554	4,270,148
TJX Companies, Inc.	4,591	572,911
Tractor Supply Company	3,247	176,507
Ulta Beauty, Inc. (a)	110	45,337
United Airlines Holdings, Inc. (a)	922	97,584
W.W. Grainger, Inc.	114	121,144
Walgreens Boots Alliance, Inc.	2,720	27,962
Walmart, Inc.	16,493	1,618,953
Yum! Brands, Inc.	976	127,368
		17,410,337

Consumer, Non-cyclical - 13.7%
Abbott Laboratories	6,865	878,239
AbbVie, Inc.	6,865	1,262,474
Agilent Technologies, Inc.	1,472	223,037
Align Technology, Inc. (a)	270	59,160
Altria Group, Inc.	6,497	339,338
Amgen, Inc.	2,016	575,407
Archer-Daniels-Midland Company	2,992	153,280
Automatic Data Processing, Inc.	1,639	496,633
Avery Dennison Corporation	332	61,662
Baxter International, Inc.	1,624	52,877
Becton Dickinson & Company	1,221	302,320
Biogen, Inc. (a)	542	78,010
Booz Allen Hamilton Holding Corporation	363	46,827
Boston Scientific Corporation (a)	6,641	679,773
Bristol-Myers Squibb Company	8,409	495,711
Cardinal Health, Inc.	815	100,783
Cencora, Inc.	674	171,338
Centene Corporation (a)	2,798	179,156
Church & Dwight Company, Inc.	810	85,471
Cigna Group	1,149	338,047
Cintas Corporation	1,378	276,385
Clorox Company	353	56,014
Coca-Cola Company	15,417	978,671
Colgate-Palmolive Company	3,005	260,533
Constellation Brands, Inc. - Class A	630	113,904
Corpay, Inc. (a)	164	62,400
Corteva, Inc.	2,535	165,459
CVS Health Corporation	4,964	280,367
Danaher Corporation	2,537	565,091
Dexcom, Inc. (a)	2,248	195,194
Edwards Lifesciences Corporation (a)	3,004	217,640
Elevance Health, Inc.	903	357,317
Eli Lilly & Company	3,123	2,533,003
Equifax, Inc.	363	99,745
Estée Lauder Companies - Class A	1,223	102,035
GE HealthCare Technologies, Inc.	1,464	129,271
General Mills, Inc.	2,050	123,287
Gilead Sciences, Inc.	4,956	481,723
Global Payments, Inc.	862	97,277
GRAIL, Inc. (a)	77	2,332
HCA Healthcare, Inc.	1,207	398,201
Hershey Company	1,100	164,175
Hormel Foods Corporation	1,710	51,266
Humana, Inc.	557	163,329
IDEXX Laboratories, Inc. (a)	297	125,349
Illumina, Inc. (a)	540	71,680
Intuitive Surgical, Inc. (a)	1,397	798,916
IQVIA Holdings, Inc. (a)	662	133,300
Johnson & Johnson	9,591	1,459,271
Kellanova	1,089	89,004
Kenvue, Inc.	7,091	150,967
Keurig Dr Pepper, Inc.	3,246	104,197
Kimberly-Clark Corporation	1,186	154,144
Kraft Heinz Company	4,453	132,878
Kroger Company	2,310	142,388
McCormick & Company, Inc.	847	65,414
McKesson Corporation	603	358,634
Medtronic PLC	5,172	469,721
Merck & Company, Inc.	9,993	987,508
Moderna, Inc. (a)	1,364	53,769
Molina Healthcare, Inc. (a)	126	39,112
Mondelez International, Inc. - Class A	5,267	305,433
Monster Beverage Corporation (a)	3,849	187,485
Moody's Corporation	640	319,642
PayPal Holdings, Inc. (a)	4,050	358,749
PepsiCo, Inc.	5,411	815,384
Pfizer, Inc.	22,304	591,502
Philip Morris International, Inc.	6,013	782,893
Procter & Gamble Company	9,213	1,529,266
Quanta Services, Inc.	420	129,196
Regeneron Pharmaceuticals, Inc. (a)	375	252,367
ResMed, Inc.	411	97,070
S&P Global, Inc.	1,227	639,770
Solventum Corporation (a)	443	32,809
STERIS PLC	305	67,298
Stryker Corporation	1,351	528,633
Sysco Corporation	1,676	122,214
Thermo Fisher Scientific, Inc.	1,457	870,922
Tyson Foods, Inc. - Class A	1,096	61,913
United Rentals, Inc.	155	117,499
UnitedHealth Group, Inc.	3,585	1,944,827
Verisk Analytics, Inc.	833	239,438
Vertex Pharmaceuticals, Inc. (a)	939	433,518
West Pharmaceutical Services, Inc.	365	124,666
WK Kellogg Company	272	4,512
Zimmer Biomet Holdings, Inc.	640	70,067
Zoetis, Inc.	1,778	303,860
		30,721,347

Energy - 2.7%
Baker Hughes Company	3,673	169,619
Chevron Corporation	6,909	1,030,754
ConocoPhillips	4,718	466,280
Coterra Energy, Inc.	2,476	68,635
Devon Energy Corporation	2,188	74,611
Diamondback Energy, Inc.	588	96,644
EOG Resources, Inc.	2,702	339,884
Exxon Mobil Corporation	17,759	1,897,194
Halliburton Company	3,278	85,293
Hess Corporation	1,128	156,826
Kinder Morgan, Inc.	8,181	224,814
Marathon Petroleum Corporation	1,978	288,214
Occidental Petroleum Corporation	3,280	153,012
ONEOK, Inc.	1,458	141,674
Phillips 66	1,645	193,896
Schlumberger NV	5,522	222,426
Targa Resources Corporation	664	130,675
Valero Energy Corporation	1,243	165,319
Williams Companies, Inc.	4,425	245,278
		6,151,048

Financial - 12.7%
Aflac, Inc.	2,831	303,993
Alexandria Real Estate Equities, Inc.	542	52,764
Allstate Corporation	859	165,211
American Express Company	2,242	711,723
American Homes 4 Rent - Class A	1,711	59,252
American International Group, Inc.	3,601	265,250
American Tower Corporation	2,054	379,887
Ameriprise Financial, Inc.	324	176,049
Aon PLC - Class A	860	318,905
Apollo Global Management, Inc.	959	163,970
Arch Capital Group, Ltd.	1,197	111,405
Arthur J Gallagher & Company	915	276,165
AvalonBay Communities, Inc.	574	127,147
Bank of America Corporation	27,420	1,269,546
Bank of New York Mellon Corporation	2,700	232,011
Berkshire Hathaway, Inc. - Class B (a)	7,020	3,290,063
Blackrock, Inc.	577	620,563
Blackstone, Inc.	4,376	775,033
Brown & Brown, Inc.	882	92,310
Capital One Financial Corporation	1,363	277,657
CBRE Group, Inc. - Class A (a)	957	138,516
Charles Schwab Corporation	5,810	480,603
Chubb, Ltd.	1,627	442,349
Citigroup, Inc.	7,080	576,524
CME Group, Inc.	1,242	293,758
CoStar Group, Inc. (a)	1,399	107,163
Crown Castle, Inc.	2,511	224,182
Digital Realty Trust, Inc.	1,117	183,032
Discover Financial Services	812	163,285
Equinix, Inc.	395	360,896
Equity Residential	1,685	119,011
Extra Space Storage, Inc.	638	98,252
Fifth Third Bancorp	2,053	90,968
First Citizens BancShares, Inc. - Class A	33	72,755
Goldman Sachs Group, Inc.	1,208	773,603
Hartford Financial Services Group, Inc.	932	103,965
Intercontinental Exchange, Inc.	2,189	349,868
Invitation Homes, Inc.	3,041	94,727
Iron Mountain, Inc.	894	90,804
JPMorgan Chase & Company	11,361	3,036,795
M&T Bank Corporation	541	108,871
Markel Group, Inc. (a)	29	53,035
Marsh & McLennan Companies, Inc.	1,941	420,964
Mastercard, Inc. - Class A	3,291	1,827,920
MetLife, Inc.	3,331	288,165
Morgan Stanley	5,010	693,534
Nasdaq, Inc.	1,626	133,885
NU Holdings, Ltd. - Class A (a)	16,488	218,301
PNC Financial Services Group, Inc.	1,427	286,756
Principal Financial Group, Inc.	685	56,478
Progressive Corporation	2,588	637,787
Prologis, Inc.	3,556	424,053
Prudential Financial, Inc.	1,187	143,342
Public Storage	918	274,005
Realty Income Corporation	2,575	140,698
SBA Communications Corporation	325	64,207
Simon Property Group, Inc.	1,163	202,199
State Street Corporation	962	97,758
T Rowe Price Group, Inc.	669	78,219
Travelers Cos., Inc.	832	203,990
Truist Financial Corporation	4,919	234,243
US Bancorp	5,720	273,302
VICI Properties, Inc.	3,362	100,087
Visa, Inc. - Class A	6,559	2,241,866
Wells Fargo & Company	14,476	1,140,709
Welltower, Inc.	2,971	405,482
Weyerhaeuser Company	2,319	71,008
Willis Towers Watson PLC	318	104,802
		28,395,626

Industrial - 5.6%
3M Company	1,997	303,943
Amcor PLC	6,857	66,650
AMETEK, Inc.	705	130,115
Amphenol Corporation - Class A	4,390	310,724
Ball Corporation	1,189	66,227
Boeing Company (a)	2,211	390,286
Carrier Global Corporation	3,051	199,474
Caterpillar, Inc.	1,985	737,308
CSX Corporation	3,526	115,900
Deere & Company	965	459,880
Dover Corporation	388	79,028
Eaton Corporation PLC	1,620	528,833
Emerson Electric Company	2,021	262,629
FedEx Corporation	1,138	301,422
Fortive Corporation	1,144	93,042
Garmin, Ltd.	591	127,567
GE Vernova, Inc.	991	369,524
General Dynamics Corporation	1,152	296,041
General Electric Company	4,180	850,923
Graco, Inc.	424	35,688
HEICO Corporation	354	84,585
Honeywell International, Inc.	2,551	570,710
Howmet Aerospace, Inc.	1,245	157,592
Illinois Tool Works, Inc.	1,400	362,824
Ingersoll Rand, Inc.	1,356	127,193
J.B. Hunt Transport Services, Inc.	307	52,565
Johnson Controls International PLC	2,469	192,582
Keysight Technologies, Inc. (a)	568	101,303
L3Harris Technologies, Inc.	603	127,842
Lincoln Electric Holdings, Inc.	109	21,667
Lockheed Martin Corporation	861	398,600
Martin Marietta Materials, Inc.	143	77,809
Mettler-Toledo International, Inc. (a)	63	85,960
Norfolk Southern Corporation	351	89,610
Northrop Grumman Corporation	635	309,417
Old Dominion Freight Line, Inc.	296	54,941
Otis Worldwide Corporation	2,301	219,561
Owens Corning	272	50,198
Packaging Corporation of America	382	81,236
Parker-Hannifin Corporation	406	287,062
Republic Services, Inc.	1,130	245,063
Rockwell Automation, Inc.	352	98,007
RTX Corporation	5,735	739,528
TE Connectivity PLC	1,140	168,686
Teledyne Technologies, Inc. (a)	101	51,644
Trane Technologies PLC	831	301,445
TransDigm Group, Inc.	136	184,054
Union Pacific Corporation	2,322	575,368
United Parcel Service, Inc. - Class B	2,787	318,359
Veralto Corporation	845	87,365
Vulcan Materials Company	394	108,015
Waste Management, Inc.	1,765	388,759
Westinghouse Air Brake Technologies Corporation	564	117,267
Xylem, Inc.	810	100,472
		12,662,493

Technology - 25.3%(b)
Accenture PLC - Class A	2,476	953,136
Adobe, Inc. (a)	1,728	755,914
Advanced Micro Devices, Inc. (a)	6,752	782,894
Analog Devices, Inc.	1,954	414,033
ANSYS, Inc. (a)	286	100,243
Apple, Inc.	56,308	13,288,688
Applied Materials, Inc.	3,510	633,029
Autodesk, Inc. (a)	812	252,808
Broadcom, Inc.	16,513	3,653,832
Broadridge Financial Solutions, Inc.	810	192,958
Cadence Design Systems, Inc. (a)	957	284,822
Cognizant Technology Solutions Corporation - Class A	1,700	140,437
Crowdstrike Holdings, Inc. - Class A (a)	625	248,794
Datadog, Inc. - Class A (a)	837	119,448
Dell Technologies, Inc. - Class C	2,702	279,927
Electronic Arts, Inc.	898	110,373
Fair Isaac Corporation (a)	55	103,046
Fidelity National Information Services, Inc.	1,958	159,518
Fiserv, Inc. (a)	2,220	479,609
Fortinet, Inc. (a)	2,976	300,219
Gartner, Inc. (a)	273	148,193
Hewlett Packard Enterprise Company	4,173	88,426
HP, Inc.	3,292	106,990
Intel Corporation	16,842	327,240
International Business Machines Corporation	3,567	912,082
Intuit, Inc.	1,108	666,473
KLA Corporation	541	399,388
Lam Research Corporation	5,540	449,017
Microchip Technology, Inc.	2,005	108,872
Micron Technology, Inc.	4,106	374,631
Microsoft Corporation	28,631	11,883,583
Monolithic Power Systems, Inc.	112	71,385
MSCI, Inc.	285	170,079
NVIDIA Corporation	95,054	11,413,134
NXP Semiconductors NV	917	191,240
ON Semiconductor Corporation (a)	1,635	85,576
Oracle Corporation	5,832	991,790
Palantir Technologies, Inc. - Class A (a)	5,241	432,330
Paychex, Inc.	1,988	293,568
QUALCOMM, Inc.	4,355	753,110
Roper Technologies, Inc.	354	203,780
Salesforce, Inc.	3,895	1,330,922
ServiceNow, Inc. (a)	818	833,035
Snowflake, Inc. - Class A (a)	695	126,149
Synopsys, Inc. (a)	563	295,845
Take-Two Interactive Software, Inc. (a)	560	103,886
Texas Instruments, Inc.	3,578	660,535
		56,674,987

Utilities - 1.7%
Ameren Corporation	831	78,280
American Electric Power Company, Inc.	2,744	269,900
American Water Works Company, Inc.	614	76,529
Consolidated Edison, Inc.	2,023	189,636
Constellation Energy Corporation	1,160	347,977
Dominion Energy, Inc.	4,592	255,269
DTE Energy Company	624	74,805
Duke Energy Corporation	2,778	311,108
Edison International	1,196	64,584
Entergy Corporation	1,262	102,323
Eversource Energy	1,107	63,852
Exelon Corporation	5,240	209,600
FirstEnergy Corporation	1,757	69,929
NextEra Energy, Inc.	7,876	563,606
PG&E Corporation	11,920	186,548
PPL Corporation	2,261	75,969
Public Service Enterprise Group, Inc.	1,655	138,259
Sempra	3,240	268,693
Southern Company	3,907	327,993
WEC Energy Group, Inc.	964	95,687
Xcel Energy, Inc.	1,890	127,008
		3,897,555
TOTAL COMMON STOCKS (Cost $153,956,051)		190,712,985

EXCHANGE TRADED FUNDS - 2.7%	Shares	Value
Large Cap Core Equity - 2.7%
BNY Mellon US Large Cap Core Equity ETF	52,775	6,092,346
TOTAL EXCHANGE TRADED FUNDS (Cost $6,002,151)		6,092,346

SHORT-TERM INVESTMENTS - 12.1%		Value
Equity-Linked Notes - 8.3%	Par
Citigroup Global Markets Holdings, Inc., ELN, (linked to S&P 500 Index), 14.58%, 02/06/2025 (c)	$7,600,000	7,696,906
Nomura Securities International, Inc., ELN, (linked to S&P 500 Index), 13.20%, 02/13/2025 (c)	2,900,000	2,938,459
UBS AG, ELN, (linked to S&P 500 Index), 13.00%, 02/21/2025 (c)	8,000,000	8,000,245
		18,635,610

Money Market Funds - 3.8%	Shares
First American Treasury Obligations Fund - Class X, 4.31% (d)	8,405,370	8,405,370
TOTAL SHORT-TERM INVESTMENTS (Cost $26,905,370)		27,040,980

TOTAL INVESTMENTS - 99.9% (Cost $186,863,572)		223,846,311
Other Assets in Excess of Liabilities - 0.1%		143,180
TOTAL NET ASSETS - 100.0%		$223,989,491
two		–%
Percentages are stated as a percent of net assets.		–%

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of January 31, 2025, the value of these securities total $18,635,610 or 8.3% of the Fund’s net assets.

(d)	The rate shown represents the 7-day annualized effective yield as of January 31, 2025.

Summary of Fair Value Disclosure as of January 31, 2025 (Unaudited)

Aptus Large Cap Enhanced Yield ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of January 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$190,703,468	$9,517	$–	$190,712,985
Exchange Traded Funds	6,092,346	–	–	6,092,346
Equity-Linked Notes	–	18,635,610	–	18,635,610
Money Market Funds	8,405,370	–	–	8,405,370
Total Investments	$205,201,184	$18,645,127	$–	$223,846,311

Refer to the Schedule of Investments for further disaggregation of investment categories.